Commitments and Contingencies (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Nov. 30, 2014	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies (Textual)
Lease inception date						October 2011
Payable to lessor								$ 25,000
Settlement of debt by issuance of shares								83,334
Lease expiration date						Dec. 31, 2014
Life of the lease amount	$ 3,500
Rental expense		$ 2,600	$ 13,200	$ 3,695	$ 44,603	$ 46,128	$ 57,600